Summary Prospectus January 28, 2020
Virtus Herzfeld Fund
A: VHFAX	C: VHFCX	I: VHFIX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, shareholder reports, statement of additional information (SAI), and other information about the fund online at virtus.com/tools-resources/mutual-fund-documents.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary such as a bank, the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated January 28, 2020, are incorporated by reference into this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless specifically requested from the fund or from your broker-dealer or financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications such as prospectuses from the fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. If you own your shares directly with the fund, you may make such elections by calling the fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Investment Objective
The fund has investment objectives of capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 177 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 115 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e
Other Expenses	0.38%	0.40%	0.37%
Acquired Fund Fees and Expenses	1.37%	1.37%	1.37%
Total Annual Fund Operating Expenses(b)	3.00%	3.77%	2.74%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.03)%	(0.05)%	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	2.97%	3.72%	2.72%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$858	$1,446	$2,059	$3,700
Class C	Sold	$474	$1,147	$1,940	$4,007
	Held	$374	$1,147	$1,940	$4,007
Class I	Sold or Held	$275	$848	$1,448	$3,069
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The overall investment philosophy is predicated on recognizing the recurring valuation patterns found in the closed-end fund industry and capitalizing on opportunities in a systematic manner. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including exchange-traded funds (“ETFs”), equity securities, including common and preferred stocks, cash, and/or short term cash equivalents.
The fund primarily invests in closed-end funds whose principal investment strategies include one or more of the following:
Domestic Funds
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Municipal Bond, Build America Bond, Government Bond, Corporate Bond, High Yield Bond

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Equity—Sector Specific (such as Utilities, Real Estate, MLPs), Equity—Covered Call, Equity—General, Equity—Growth & Income, Equity—Dividend, Equity—Tax-Advantaged, Equity—Preferreds, Equity—Convertible Bond

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Loan Participation

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Mortgage-Backed

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Multi-Strategy

Non-U.S. Funds
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Foreign Equity—Country Specific, Foreign Equity—Geographic Region, Global Equity—General, Global Equity—Growth & Income, Global Equity—Dividend

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Global Fixed Income

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Global Multi-Strategy

The closed-end funds that invest in equity securities may or may not use a growth or value strategy and may include funds investing in securities of issuers of any market capitalization. Closed-end funds that invest in non-U.S issuers may include issuers in emerging markets. Closed-end funds that invest in fixed income securities may invest in securities of any credit quality, including below investment grade (so-called “junk bonds”).
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any closed-end funds and ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
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Closed-End Funds Risk.  Closed-end funds in which the fund invests may expose the fund to negative performance and additional expenses associated with investment in such funds. Closed-end funds may trade at a discount from their net asset value, which may affect whether the fund will realize gains or losses. They may also employ leverage, which may increase volatility.

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Fund of Funds Risk.  Because the fund can invest in other funds, it bears its proportionate share of the operating expenses and management fees of, and may be adversely affected by, the underlying fund(s). The expenses associated with the fund’s investment in other funds will cost shareholders more than direct investments would have cost.

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Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

The principal risks attributable to the underlying investment companies in which the fund invests are identified below.
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Credit Risk.   If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions of the issuer’s ability to make such payments, the price of the security may decline.

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Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

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Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

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Real Estate Investment Risk.  The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

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High-Yield Fixed Income Securities (Junk Bonds) Risk.  There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.

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Bank Loan Risk.  In addition to the risks typically associated with high-yield fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

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Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

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Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Commodity and Commodity-linked Instruments Risk.  Commodities and commodity-linked instruments will subject the fund’s portfolio to greater volatility than investments in traditional securities. Commodity-linked instruments may experience returns different than the commodity they attempt to track and may also be exposed to counterparty risk.

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Convertible Securities Risk.  The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security will be called for redemption at a time and/or price unfavorable to the fund.

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Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

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Equity-Linked Instruments Risk.  The fund’s value may be negatively affected by factors relating to the risks of the referenced equity security, and the fund may experience a return different than the referenced equity security. Equity-linked instruments expose the fund to counterparty risk, which could result in a loss of all or part of the fund’s investment.

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Equity Real Estate Investment Trust (REIT) Securities Risk.  The fund’s value may be negatively affected by factors specific to the real estate market such as interest rates, leverage, property, and management. The fund’s value may also be negatively affected by factors specific to investing through a pooled vehicle, such as poor management, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

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Exchange-Traded Funds (ETFs) Risk.  The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.

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Geographic Concentration Risk.  A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.

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Growth Stocks Risk.  The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

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Income Risk.  Income received from the fund may vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

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Industry/Sector Concentration Risk.  A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund. Such a focus may cause a decrease in the fund’s value, perhaps significantly.

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Infrastructure-Related Risk.  A fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues. Such a focus may cause a decrease in the fund’s value, perhaps significantly.

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Limited Number of Investments Risk.  Because the fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

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Liquidity Risk.  Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.

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Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term.

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Master Limited Partnership (MLP) Risk.  Investments in MLPs may be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP’s parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.

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Mortgage-Backed and Asset-Backed Securities Risk.  Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

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Municipal Securities Risk.  Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the fund to decrease in value, perhaps significantly.

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Preferred Stocks Risk.  Prreferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

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Sector Focused Investing Risk.  Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

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Short Sales Risk.  The fund may engage in short sales and may incur a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

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Tax-Exempt Securities Risk.  Tax-exempt securities may not provide a higher after-tax return than taxable securities, and/or the tax-exempt status may be lost or limited.

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Unrated Fixed Income Securities Risk.  If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.

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U.S. Government Securities Risk.  U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

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Value Stocks Risk.  The fund may underperform when value investing is out of favor or the fund’s investments may not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2019:	11.88%	Worst Quarter:	Q4/2018:	-12.31%
Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (9/5/12)
Class I
Return Before Taxes	18.57%	6.70%	7.50%
Return After Taxes on Distributions	17.22%	4.80%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares	11.18%	4.53%	5.23%
Class A
Return Before Taxes	11.45%	5.18%	6.37%
Class C
Return Before Taxes	17.32%	5.64%	6.43%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	10.24%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	2.65%
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	19.41%	6.43%	7.31%
The MSCI All-Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The Herzfeld Composite Benchmark consists of 60% MSCI All Country World Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”).
Portfolio Management
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Erik M. Herzfeld,  President at Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.

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Thomas J. Herzfeld,  Chairman of Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.

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Ryan Paylor,  Portfolio Manager at Herzfeld. Mr. Paylor has served as a Portfolio Manager of the fund since September 2018.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A and Class C Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
8531	1-20
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.